Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Under Non-Cancelable Operating Leases	As of December 31, 2019, future minimum lease under non-cancelable operating lease agreements were as follows:

Total operating lease commitments
RMB
2020	9,887
2021	4,333

Total	14,220